Cash-based awards (Details 5) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2020	Feb. 19, 2021	Dec. 31, 2019	Dec. 31, 2018
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Estimated unrecognized compensation expense	SFr 1,035
Contingent Capital Awards (CCA)
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Description	CCA were granted in February 2021, 2020 and 2019 to managing directors and directors as part of the 2020, 2019 and 2018 deferred variable compensation and have rights and risks similar to those of certain contingent capital instruments issued by the Group in the market. CCA are scheduled to vest on the third anniversary of the grant date, other than those granted to individuals classified as risk managers or senior managers under the UK PRA Remuneration Code or similar regulations in other jurisdictions, where CCA vest on the fifth and seventh anniversaries of the grant date, respectively, and will be expensed over the vesting period. CCA generally provide a conditional right to receive semi-annual cash payments of interest equivalents until settled, with rates being dependent upon the vesting period and currency of denomination. CCA granted in 2021, 2020 and 2019 that vest five or seven years from the date of grant are not eligible for semi-annual cash payments of interest equivalents. CCA granted to certain regulated employees that vest over three years are not eligible for semi-annual cash payments of interest equivalents. p CCA granted in 2021 that are denominated in US dollars and vest three years from the date of grant receive interest equivalents at a rate of 3.60%, per annum plus the daily compounded (spread exclusive) US dollar Secured Overnight Financing Rate (SOFR); p CCA granted in 2020 and 2019 that are denominated in US dollars and vest three years from the date of grant receive interest equivalents at a rate of 3.77% and 4.46% respectively, per annum over the six-month US dollar LIBOR; p CCA granted in 2021 that are denominated in Swiss francs and vest three years from the date of grant receive interest equivalents at a rate of 3.06%, per annum plus the daily compounded (spread exclusive) Swiss franc Swiss Average Rate Overnight (SARON); p CCA granted in 2020 and 2019 that are denominated in Swiss francs and vest three years from the date of grant receive interest equivalents at a rate of 3.29% and 3.73%, respectively, per annum over the six-month Swiss franc LIBOR; and p The semi-annual interest equivalent cash payments calculation cycle with effect from February 2021 will be based on the SOFR for CCA denominated in US dollars and the SARON for CCA denominated in Swiss francs. The rates were set in line with market conditions at the time of grant and existing high-trigger and low-trigger contingent capital instruments that the Group has issued. For CCA granted in February 2021, employees who received compensation in Swiss francs received CCA denominated in Swiss francs and all other employees received CCA denominated in US dollars. As CCA qualify as going concern loss-absorbing capital of the Group, the timing and form of distribution upon settlement is subject to approval by FINMA. At settlement, employees will receive either a contingent capital instrument or a cash payment based on the fair value of the CCA. The fair value will be determined by the Group. In the case of a cash settlement, the CCA award will be converted into the local currency of each respective employee. CCA have loss-absorbing features such that prior to settlement, the principal amount of the CCA would be written down to zero and forfeited if any of the following trigger events were to occur: p the Group's reported common equity tier 1 (CET1) ratio falls below 7%; or p FINMA determines that cancellation of the CCA and other similar contingent capital instruments is necessary, or that the Group requires public sector capital support, in either case to prevent it from becoming insolvent or otherwise failing.
Estimated unrecognized compensation expense	SFr 151
Contingent Capital Awards (CCA) | Grant Date, February 19, 2021 | Subsequent Event
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Cash Award Granted, Amount		SFr 253
Contingent Capital Awards (CCA) | Grant Date, February 19, 2021 | Subsequent Event | Forecast/Estimate
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Estimated unrecognized compensation expense		241
Contingent Capital Awards (CCA) | Grant Date, 2020
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Cash Award Granted, Amount			SFr 268
Contingent Capital Awards (CCA) | Grant Date, 2019
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Cash Award Granted, Amount				SFr 299
Contingent Capital Awards (CCA) | Cliff vesting [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Maximum Contractual Term	3 years
Contingent Capital Awards (CCA) | UK PRA staff or similuar regulations, Risk takers | Cliff vesting [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Maximum Contractual Term	5 years
Contingent Capital Awards (CCA) | UK PRA staff or similuar regulations, Senior managemement | Cliff vesting [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Maximum Contractual Term	7 years
Bank
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Estimated unrecognized compensation expense	SFr 997
Bank | Contingent Capital Awards (CCA)
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Estimated unrecognized compensation expense	SFr 145
Bank | Contingent Capital Awards (CCA) | Grant Date, February 19, 2021 | Subsequent Event
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Cash Award Granted, Amount		245
Bank | Contingent Capital Awards (CCA) | Grant Date, February 19, 2021 | Subsequent Event | Forecast/Estimate
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Estimated unrecognized compensation expense		SFr 234
Bank | Contingent Capital Awards (CCA) | Grant Date, 2020
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Cash Award Granted, Amount			SFr 257
Bank | Contingent Capital Awards (CCA) | Grant Date, 2019
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Cash Award Granted, Amount				SFr 289